Accounts Payable and Accrued Expenses - Accounts Payable (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES CURRENT [Abstract]
Trade payable	$ 21,372	$ 28,726
Rent payable	527	138
Professional fees payable	605	514
Total accounts payable	$ 22,504	$ 29,378